Black-Scholes option-pricing model with the following weighted-average assumptions: (Details)	Mar. 15, 2013	Feb. 26, 2013	Mar. 15, 2012	Feb. 26, 2012
Weighted -average assumptions
Expected option life (year)	3	3	3	3
Expected volatility	75.11%	74.53%	75.11%	74.53%
Risk-free interest rate	0.40%	0.37%	0.40%	0.37%
Dividend yield	0.00%	0.00%	0.00%	0.00%